Net investment income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Net gains/(losses) from financial instruments mandatorily at fair value	£ 73	£ (50)	£ 510
Net gains from disposal of debt instruments at fair value through other comprehensive income	305	295	502
Net (losses)/gains from disposal of financial assets and liabilities measured at amortised cost	114	(61)	257
Dividend income	20	37	76
Net (losses)/gains on other investments	(201)	(208)	(214)
Net investment income	311	13	1,131
Total contingent liabilities and financial guarantees
Disclosure of detailed information about financial instruments [line items]
Net investment income			25
Debt securities classified at amortised cost
Disclosure of detailed information about financial instruments [line items]
Net (losses)/gains from disposal of financial assets and liabilities measured at amortised cost		(115)
Barclays PLC
Disclosure of detailed information about financial instruments [line items]
Dividend income	1,356	£ 763	£ 1,560
Barclays PLC | Fixed rate resetting perpetual subordinated contingent convertible Securities | AT1 Securities | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Net (losses)/gains from disposal of financial assets and liabilities measured at amortised cost	£ 83